UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2000
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	October 5, 2000

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	11622000

<PAGE

FORM 13F INFORMATION TABLE
							VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER	TITLE/CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
-----------------------------------	----------------------	---------------
AMERICAN FINANCIAL GRP	COM	025932104	232	10000		5500	0	4500
AMERICAN STATES WATER	COM	029899101	303	10000		0	0	10000
BARRICK GOLD CORP.	COM	067901108	580	38000		14000	0	24000
BECKMAN COULTER INC.	COM	075811109	656	8500		4500	0	4000
CH ENERGY GROUP		COM	12541M102	578	14500		8500	0	6000
CAREMARK RX			COM	141705103	675	60000		40000	0	20000
CENDANT CORP		COM	151313103	500	46000		26000	0	20000
FOREST OIL			COM	346091606	243	15000		0	0	15000
GREY WOLF			COM	397888108	690	120000	62000	0	58000
IMCO RECYCLING		COM	449681105	480	80000		40000	0	40000
MCDERMOTT			COM	580037109	649	59000		31000	0	28000
MENTOR CORP.		COM	587188103	465	29500		14500	0	15000
NEW ENGLAND BUSINESS 	COM	643872104	489	27000		14000	0	13000
NEWMONT MINING		COM	651639106	442	26000		16000	0	10000
OWENS-ILLINOIS INC	COM	690768403	398	43000		23000	0	20000
PATINA OIL & GAS		COM	703224105	700	35000		15000	0	20000
POTLATCH CORP		COM	737628107	436	13800		8800	0	5000
RANGE RESOURCES		COM	75281A109	626	130000	80000	0	50000
READERS DIGEST		COM	755267101	353	10000		0	0	10000
READERS DIGEST TRACE	CNV	755271202	341	11000		11000	0	0
SIERRA HEALTH		COM	826322109	241	51400		800	0	50600
SUPERIOR ENERGY SVCS	COM	868157108	567	54000		29000	0	25000
TITAN CORPORATION		COM	888266103	363	22000		12000	0	10000
WEIS MARKETS		COM	948849104	615	15500		7500		8000